Segment Information - Summary Of Capital Expenditures (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Capital expenditures		$ 9.9	$ 6.5	$ 6.1
Motion Picture
Capital expenditures		0.0	0.0	0.0
Television Production
Capital expenditures		0.3	0.3	0.4
Corporate
Capital expenditures	[1]	$ 9.6	$ 6.2	$ 5.7

[1]	Represents unallocated capital expenditures primarily related to the Company’s corporate headquarters.